Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 141	$ 445	$ (76)
Other comprehensive income (loss):
Net unrealized gains (losses) on non-credit impaired available-for-sale securities	(17)	20	(12)
Retirement plan liabilities adjustments	(9)	(50)	18
Foreign currency translation adjustments	0	0	(1)
Income tax effect:
Net unrealized (gains) losses on non-credit impaired available-for-sale securities	5	(7)	4
Retirement plan liabilities adjustments	3	17	(6)
Other comprehensive income (loss), net of tax, before reclassification adjustments	(18)	(20)	3
Reclassification adjustments included in net income (loss):
Net realized gains on available-for-sale securities	(14)	(8)	(2)
Income tax effect:
Net realized gains on available-for-sale securities	5	3	1
Reclassification adjustments included in net income (loss), net of tax	(9)	(5)	(1)
Other comprehensive income (loss), net of tax	(27)	(25)	2
Comprehensive income (loss)	114	420	(74)
Comprehensive income attributable to non-controlling interests	127	48	0
Comprehensive income (loss) attributable to Springleaf Finance Corporation	$ (13)	$ 372	$ (74)